TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income (loss)		$ 14,798	$ (1,841)	$ (7,008)
Statutory tax rate	21.00%	23.00%	24.00%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate		$ 3,404	$ (442)	$ (1,752)
Tax adjustment in respect of different tax rate of foreign subsidiary		65	334	427
Non-deductible expenses and other permanent differences		(340)	375	200
Deferred taxes on losses for which valuation allowance was provided, net		743	1,288	463
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(2,259)	(709)
Stock compensation relating to stock options per ASC No. 718		1,073	1,976	1,342
Income taxes in respect of prior years		273	(1,038)
Change of tax rate		696	3,249
Approved, Privileged and Preferred enterprise benefits		(684)	347	916
Other		92	272	55
Taxes on income		$ 3,063	$ 5,652	$ 1,651
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.00	$ 0.00	$ 0.03
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.00	$ 0.00	$ 0.03